Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000100075 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100075 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100075 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100075 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100075 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | United States TreasuryFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000100075 | United States TreasuryFR_912810FB9
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100075 | French Republic Government Bonds OATFR_ACI0PLT59
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | FANNIE MAEFR_31359MGK3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Italy Buoni Poliennali Del TesoroFR_ACI0C2WB8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Japan Government Two Year BondsFR_ACI2SHMB5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | U.K. GiltsFR_BM8Z2TII2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Bundesrepublik Deutschland BundesanleiheFR_464491II2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Spain Government BondsFR_BW1YWVII2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | FEDERAL HOME LOAN BANKFR_3130AXU63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100075 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100075 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100075 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100075 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100075 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100075 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000100075 | AssetRightsFR_957DTT902
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetInvestment CompaniesFR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetPreferred StocksFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100075 | AssetForeign GovernmentFR_ACI2KL259
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100075 | AssetU.S. Treasury & Government AgenciesFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000100075 | AssetCommon StocksFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000210967 | CHINA GOVERNMENT BONDFR_ACI2B7C91
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210967 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210967 | MEX BONOS DESARR FIX RTFR_ACI2Y0938
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210967 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Japan Government Two Year BondsFR_ACI2TL904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210967 | PETROLEOS MEXICANOSFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | DOMINICAN REPUBLICFR_25714PFB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | Spain Government BondsFR_ACI2XHL53
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210967 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210967 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210967 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210967 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210967 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210967 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210967 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | AssetU.S. Treasury & Government AgenciesFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210967 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_35564NEZ2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210967 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210967 | AssetAsset-Backed SecuritiesFR_08860FAA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210967 | AssetCorporate Bonds & NotesFR_87971MCF8
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000210967 | AssetForeign GovernmentFR_903724CB6
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000210964 | CHINA GOVERNMENT BONDFR_ACI2B7C91
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210964 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210964 | MEX BONOS DESARR FIX RTFR_ACI2Y0938
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210964 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Japan Government Two Year BondsFR_ACI2TL904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210964 | PETROLEOS MEXICANOSFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | DOMINICAN REPUBLICFR_25714PFB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | Spain Government BondsFR_ACI2XHL53
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210964 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210964 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210964 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210964 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210964 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210964 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | AssetU.S. Treasury & Government AgenciesFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210964 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_35564NEZ2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210964 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210964 | AssetAsset-Backed SecuritiesFR_08860FAA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210964 | AssetCorporate Bonds & NotesFR_87971MCF8
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000210964 | AssetForeign GovernmentFR_903724CB6
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000030705 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030705 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030705 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | FirstEnergy Corp.FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030705 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Charles River Laboratories International, Inc.FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Fifth Third BancorpFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Annaly Capital Management, Inc.FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030705 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030705 | SectorReal EstateFR_101121101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030705 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030705 | SectorConsumer DiscretionaryFR_693656100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030705 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030705 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030705 | SectorMaterialsFR_670346105
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030705 | SectorHealth CareFR_444859102
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030705 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030705 | SectorFinancialsFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000030705 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000030705 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000030705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030705 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030706 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030706 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030706 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | FirstEnergy Corp.FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030706 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Charles River Laboratories International, Inc.FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Fifth Third BancorpFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Annaly Capital Management, Inc.FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030706 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030706 | SectorReal EstateFR_101121101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030706 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030706 | SectorConsumer DiscretionaryFR_693656100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030706 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030706 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030706 | SectorMaterialsFR_670346105
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030706 | SectorHealth CareFR_444859102
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030706 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030706 | SectorFinancialsFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000030706 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000030706 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000030706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030706 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063063 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000063063 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063063 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063063 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063063 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063063 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063063 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063063 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063063 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063063 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063063 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063063 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063063 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063063 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063063 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063063 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000063063 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000063064 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000063064 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063064 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063064 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063064 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063064 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063064 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063064 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063064 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063064 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063064 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063064 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063064 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063064 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063064 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063064 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000063064 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000063060 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063060 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063060 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063060 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063060 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063060 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063060 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063060 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063060 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000063060 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063060 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063060 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063060 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063060 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063060 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000063060 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063060 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000063061 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063061 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063061 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063061 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063061 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063061 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063061 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063061 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063061 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000063061 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063061 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063061 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063061 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063061 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063061 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000063061 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063061 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000030657 | FR_TSR_Top10_Meta
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030657 | FR_TSR_Top10_Tesla
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030657 | FR_TSR_Top10_Alpha
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030657 | FR_TSR_Top10_Nvdia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030657 | FR_TSR_Top10_Broad
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030657 | FR_TSR_Top10_Micro
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030657 | FR_TSR_Top10_Mictech
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030657 | FR_TSR_Top10_Intuitiv
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Amzn
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorReal EstateFR_TSR_SEC_RE
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030657 | SectorEnergyFR_TSR_SEC_E
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030657 | SectorMaterialsFR_TSR_SEC_M
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030657 | SectorConsumer StaplesFR_TSR_SEC_CST
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030657 | SectorFinancialsFR_TSR_SEC_F
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030657 | SectorIndustrialsFR_TSR_SEC_I
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030657 | SectorHealth CareFR_TSR_SEC_HC
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030657 | SectorConsumer DiscretionaryFR_TSR_SEC_CD
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000030657 | SectorCommunication ServicesFR_TSR_SEC_CS
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030657 | SectorInformation TechnologyFR_TSR_SEC_IT
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000030657 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030657 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000030657 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030657 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030657 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063057 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063057 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063057 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063057 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000063057 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000063057 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063057 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063057 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063057 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063057 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000063057 | SectorU.S. Large Cap EquitiesFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000063058 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063058 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063058 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063058 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063058 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000063058 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000063058 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063058 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063058 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063058 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063058 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000063058 | SectorU.S. Large Cap EquitiesFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000100078 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000100078 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100078 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000100078 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100078 | State Street Technology Select Sector SPDR ETFFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100078 | iShares U.S. Real Estate ETFFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | State Street Financial Select Sector SPDR ETFFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100078 | State Street Communication Services Select Sector SPDR ETFFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100078 | State Street Consumer Discretionary Select Sector SPDR ETFFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100078 | State Street Health Care Select Sector SPDR ETFFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100078 | SectorU.S. Small Cap EquitiesFR_ADI30KJ10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100078 | SectorReal Estate EquitiesFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | SectorCommoditiesFR_BYDKUKZV3JPMSWC7QU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100078 | SectorSecurities Sold ShortFR_ADI30KGX3
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000100078 | SectorSecurities Sold ShortFR_ADI30KG47
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000100078 | SectorSecurities Sold ShortFR_ADI2TSNC5
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000030750 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030750 | BEIGNET INVESTOR LLCFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030750 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030750 | TRANSDIGM INCFR_893647CA3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030750 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030750 | CLEAR CHANNEL OUTDOOR HOFR_18453HAH9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030750 | 1261229 BC LTDFR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | AthenaHealth Group, Inc.FR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030750 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030750 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030750 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030750 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030750 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030750 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030750 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030750 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030750 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030750 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030750 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030750 | AssetConvertible BondsFR_ACI1DK9K1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030750 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030750 | AssetShort-Term InvestmentsFR_ACI374SV5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030750 | AssetFloating Rate LoansFR_BA000PQ52
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030750 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000030751 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030751 | BEIGNET INVESTOR LLCFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030751 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030751 | TRANSDIGM INCFR_893647CA3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030751 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030751 | CLEAR CHANNEL OUTDOOR HOFR_18453HAH9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030751 | 1261229 BC LTDFR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | AthenaHealth Group, Inc.FR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030751 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030751 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030751 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030751 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030751 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030751 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030751 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030751 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030751 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030751 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030751 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030751 | AssetConvertible BondsFR_ACI1DK9K1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030751 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030751 | AssetShort-Term InvestmentsFR_ACI374SV5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030751 | AssetFloating Rate LoansFR_BA000PQ52
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030751 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000030680 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030680 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030680 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030680 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030680 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | SSGA Emerging Markets Enhanced Index PortfolioFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030680 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030680 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030680 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030680 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030680 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030680 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000030680 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000030681 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030681 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030681 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030681 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030681 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | SSGA Emerging Markets Enhanced Index PortfolioFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030681 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030681 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030681 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030681 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030681 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000030681 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000100083 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100083 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000100083 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000100083 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000100083 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100083 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100083 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100083 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100083 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100083 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100083 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100083 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100083 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100083 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100083 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000100083 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000100083 | SectorU.S. Large Cap EquitiesFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000100083 | SectorSecurities Sold ShortFR_ADI30KQQ7
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000030660 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030660 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030660 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030660 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030660 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030660 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030660 | Stewart Information Services Corp.FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030660 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | Southstate Bank Corp.FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030660 | SectorCommunication ServicesFR_44891N208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030660 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030660 | SectorEnergyFR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030660 | SectorConsumer StaplesFR_153527106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030660 | SectorHealth CareFR_207410101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030660 | SectorConsumer DiscretionaryFR_384637104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030660 | SectorInformation TechnologyFR_87157B400
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030660 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030660 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030660 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030660 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030660 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000030660 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030661 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030661 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030661 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030661 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030661 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030661 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030661 | Stewart Information Services Corp.FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030661 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | Southstate Bank Corp.FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030661 | SectorCommunication ServicesFR_44891N208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030661 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030661 | SectorEnergyFR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030661 | SectorConsumer StaplesFR_153527106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030661 | SectorHealth CareFR_207410101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030661 | SectorConsumer DiscretionaryFR_384637104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030661 | SectorInformation TechnologyFR_87157B400
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030661 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030661 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030661 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030661 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030661 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000030661 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140956 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140956 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140956 | Tesco PLCFR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140956 | LIG Nex1 Co. Ltd.FR_BZ0RDZ902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140956 | LS Electric Co. Ltd.FR_637821901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140956 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140956 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140956 | Danske Bank ASFR_458882909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140956 | SectorReal EstateFR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140956 | SectorCommunication ServicesFR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140956 | SectorHealth CareFR_BJYLTQ907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140956 | SectorMaterialsFR_664054004
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140956 | SectorInformation TechnologyFR_494281900
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140956 | SectorConsumer StaplesFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140956 | SectorUtilitiesFR_476896907
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140956 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000140956 | SectorIndustrialsFR_642910004
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000140956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000140956 | France
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140956 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000140956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140956 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140956 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140957 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140957 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140957 | Tesco PLCFR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140957 | LIG Nex1 Co. Ltd.FR_BZ0RDZ902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140957 | LS Electric Co. Ltd.FR_637821901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140957 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140957 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140957 | Danske Bank ASFR_458882909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140957 | SectorReal EstateFR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140957 | SectorCommunication ServicesFR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140957 | SectorHealth CareFR_BJYLTQ907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140957 | SectorMaterialsFR_664054004
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140957 | SectorInformation TechnologyFR_494281900
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140957 | SectorConsumer StaplesFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140957 | SectorUtilitiesFR_476896907
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140957 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000140957 | SectorIndustrialsFR_642910004
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000140957 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140957 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140957 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000140957 | France
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140957 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140957 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140957 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000140957 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140957 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140957 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088087 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | AmWINS Group IncFR_03234TBA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | Cloud Software Group IncFR_88632NBL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | USI IncFR_90351NAR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | Asurion LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | Epicor Software CorporationFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | Quikrete Holdings IncFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | EOC Borrower LLCFR_26875YAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088087 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088087 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000088087 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088087 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088087 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088087 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088087 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088087 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088087 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088087 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088087 | AssetCommon StocksFR_942NCN909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088087 | AssetCorporate Bonds & NotesFR_42704LAF1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088087 | AssetFloating Rate LoansFR_BA0004CN5
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000088088 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | AmWINS Group IncFR_03234TBA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | Cloud Software Group IncFR_88632NBL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | USI IncFR_90351NAR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | Asurion LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | Epicor Software CorporationFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | Quikrete Holdings IncFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | EOC Borrower LLCFR_26875YAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088088 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088088 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000088088 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088088 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088088 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088088 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088088 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088088 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088088 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088088 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088088 | AssetCommon StocksFR_942NCN909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088088 | AssetCorporate Bonds & NotesFR_42704LAF1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088088 | AssetFloating Rate LoansFR_BA0004CN5
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000100086 | United States TreasuryFR_91282CKP5
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000100086 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100086 | Fannie MaeFR_3136BWSC1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100086 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100086 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100086 | MORGAN STANLEYFR_61747YER2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100086 | Station Place Securitization TrustFR_85779XAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100086 | Empire State Development CorpFR_64985TDP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100086 | BRAVO Residential Funding TrustFR_10569YAA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100086 | RR LtdFR_74980PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100086 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100086 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000100086 | AssetCommon StocksFR_702149204
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000100086 | AssetPurchased OptionsFR_AEIJ09943
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000100086 | AssetForeign GovernmentFR_105756CA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100086 | AssetMunicipalsFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100086 | AssetFloating Rate LoansFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100086 | AssetNon-Agency Mortgage-Backed SecuritiesFR_649603AH0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100086 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384V7B2
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000100086 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000100086 | AssetU.S. Treasury & Government AgenciesFR_9128284V9
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000100086 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000100087 | United States TreasuryFR_91282CKP5
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000100087 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100087 | Fannie MaeFR_3136BWSC1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100087 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100087 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100087 | MORGAN STANLEYFR_61747YER2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100087 | Station Place Securitization TrustFR_85779XAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100087 | Empire State Development CorpFR_64985TDP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100087 | BRAVO Residential Funding TrustFR_10569YAA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100087 | RR LtdFR_74980PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100087 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100087 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000100087 | AssetCommon StocksFR_702149204
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000100087 | AssetPurchased OptionsFR_AEIJ09943
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000100087 | AssetForeign GovernmentFR_105756CA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100087 | AssetMunicipalsFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100087 | AssetFloating Rate LoansFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100087 | AssetNon-Agency Mortgage-Backed SecuritiesFR_649603AH0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000100087 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384V7B2
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000100087 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000100087 | AssetU.S. Treasury & Government AgenciesFR_9128284V9
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000100087 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000075557 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075557 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075557 | REPUBLIC OF SOUTH AFRICAFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075557 | TITULOS DE TESORERIAFR_ACI2C9W52
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075557 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000075557 | Norway Government BondsFR_ACI0SJV25
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | MEX BONOS DESARR FIX RTFR_ACI2TM3P3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075557 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075557 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075557 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000075557 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075557 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075557 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075557 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000075557 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | AssetForeign GovernmentFR_ACI2DBPQ8
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000075558 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075558 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075558 | REPUBLIC OF SOUTH AFRICAFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075558 | TITULOS DE TESORERIAFR_ACI2C9W52
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075558 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000075558 | Norway Government BondsFR_ACI0SJV25
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | MEX BONOS DESARR FIX RTFR_ACI2TM3P3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075558 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075558 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075558 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000075558 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075558 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075558 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075558 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075558 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000075558 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | AssetForeign GovernmentFR_ACI2DBPQ8
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000030760 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030760 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030760 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030760 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030760 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030760 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030760 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030760 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030760 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030760 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030760 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030760 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030760 | SectorUtilitiesFR_30040W108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030760 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030760 | SectorConsumer StaplesFR_N5505D105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030760 | SectorIndustrialsFR_45687V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030760 | SectorCommunication ServicesFR_650111107
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030760 | SectorHealth CareFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030760 | SectorConsumer DiscretionaryFR_639193101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030760 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030760 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000030760 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000030760 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030761 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030761 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030761 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030761 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030761 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030761 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030761 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030761 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030761 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030761 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030761 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030761 | SectorUtilitiesFR_30040W108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030761 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030761 | SectorConsumer StaplesFR_N5505D105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030761 | SectorIndustrialsFR_45687V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030761 | SectorCommunication ServicesFR_650111107
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030761 | SectorHealth CareFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030761 | SectorConsumer DiscretionaryFR_639193101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030761 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030761 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030761 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030761 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000030761 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000030761 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030763 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030763 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030763 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030763 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030763 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030763 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030763 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030763 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030763 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030763 | SectorUtilitiesFR_30040W108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030763 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030763 | SectorConsumer StaplesFR_N5505D105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030763 | SectorIndustrialsFR_45687V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030763 | SectorCommunication ServicesFR_650111107
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030763 | SectorHealth CareFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030763 | SectorConsumer DiscretionaryFR_639193101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030763 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030763 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030763 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030763 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000030763 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000030763 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030620 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030620 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030620 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030620 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030620 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030620 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030620 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030620 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030620 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030620 | American Homes 4 RentFR_02665T306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030620 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030620 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030620 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030620 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030620 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030620 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030620 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030620 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030620 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030620 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030620 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030620 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030620 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000030620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030620 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030620 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030620 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030621 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030621 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030621 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030621 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030621 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030621 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030621 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030621 | American Homes 4 RentFR_02665T306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030621 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030621 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030621 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030621 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030621 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030621 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030621 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030621 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030621 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030621 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030621 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030621 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030621 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000030621 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030621 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030621 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030621 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030623 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030623 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030623 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030623 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030623 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030623 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030623 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030623 | American Homes 4 RentFR_02665T306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030623 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030623 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030623 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030623 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030623 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030623 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030623 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030623 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030623 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030623 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030623 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030623 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030623 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000030623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030623 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030623 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030623 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030710 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030710 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030710 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | Dassault Systemes SEFR_BM8H5Y907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030710 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030710 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030710 | SectorInformation TechnologyFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030710 | SectorHealth CareFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030710 | SectorConsumer StaplesFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030710 | SectorFinancialsFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030710 | SectorConsumer DiscretionaryFR_ACI30B2B8
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030710 | SectorIndustrialsFR_ACI315RS6
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000030710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030710 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030710 | France
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030710 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030710 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030710 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030710 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030711 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030711 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | Dassault Systemes SEFR_BM8H5Y907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030711 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030711 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030711 | SectorInformation TechnologyFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030711 | SectorHealth CareFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030711 | SectorConsumer StaplesFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030711 | SectorFinancialsFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030711 | SectorConsumer DiscretionaryFR_ACI30B2B8
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030711 | SectorIndustrialsFR_ACI315RS6
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000030711 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030711 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030711 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030711 | France
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030711 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030711 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030711 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030711 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030711 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030713 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030713 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | Dassault Systemes SEFR_BM8H5Y907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030713 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030713 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030713 | SectorInformation TechnologyFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030713 | SectorHealth CareFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030713 | SectorConsumer StaplesFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030713 | SectorFinancialsFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030713 | SectorConsumer DiscretionaryFR_ACI30B2B8
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030713 | SectorIndustrialsFR_ACI315RS6
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000030713 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030713 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030713 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030713 | France
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030713 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030713 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030713 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030713 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030713 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112664 | SectorU.S. Small Cap EquitiesFR_ADI30KJ10
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112664 | SectorU.S. Large Cap EquitiesFR_ADI2TSML6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112664 | SectorEmerging Market EquitiesFR_ADI2TZ6B0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112664 | SectorInternational Developed Market EquitiesFR_ADI2TSNC5
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000112664 | SectorCommoditiesFR_GOE197094RBOCTOC7MW
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000112664 | SectorGlobal Developed BondsFR_ADI30KFY2
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000030670 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030670 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030670 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030670 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030670 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030670 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030670 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | SempraFR_816851109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030670 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030670 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030670 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030670 | SectorConsumer DiscretionaryFR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030670 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030670 | SectorConsumer StaplesFR_494368103
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030670 | SectorIndustrialsFR_89400J107
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030670 | SectorInformation TechnologyFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030670 | SectorHealth CareFR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030670 | SectorFinancialsFR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000030670 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030670 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000030670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030670 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030671 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030671 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030671 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030671 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030671 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030671 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | SempraFR_816851109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030671 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030671 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030671 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030671 | SectorConsumer DiscretionaryFR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030671 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030671 | SectorConsumer StaplesFR_494368103
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030671 | SectorIndustrialsFR_89400J107
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030671 | SectorInformation TechnologyFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030671 | SectorHealth CareFR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030671 | SectorFinancialsFR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000030671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030671 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000030671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063051 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063051 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000063051 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000063051 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063051 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063051 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063051 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063051 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000063051 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063051 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063051 | SectorIndustrialsFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063051 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063051 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063051 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063051 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000063051 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063051 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063051 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000063051 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063051 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063051 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063051 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000063048 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000063048 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063048 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063048 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063048 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063048 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000063048 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063048 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063048 | SectorIndustrialsFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063048 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063048 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063048 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063048 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000063048 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063048 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063048 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063048 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063048 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000063048 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063048 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063048 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063048 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000063050 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000063050 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063050 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063050 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063050 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063050 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000063050 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063050 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063050 | SectorIndustrialsFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063050 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063050 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063050 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063050 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000063050 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063050 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063050 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063050 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063050 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000063050 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063050 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063050 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063050 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030546 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030546 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030546 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030546 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030546 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | Bridgebio Pharma, Inc.FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030546 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030546 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030546 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030546 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030546 | SectorEnergyFR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | SectorConsumer DiscretionaryFR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030546 | SectorFinancialsFR_77664L207
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030546 | SectorInformation TechnologyFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030546 | SectorHealth CareFR_00650F109
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000030546 | SectorIndustrialsFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030546 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000030546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030546 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030546 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030546 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030546 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030547 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030547 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030547 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030547 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030547 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | Bridgebio Pharma, Inc.FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030547 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030547 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030547 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030547 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030547 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030547 | SectorEnergyFR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | SectorConsumer DiscretionaryFR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030547 | SectorFinancialsFR_77664L207
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030547 | SectorInformation TechnologyFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030547 | SectorHealth CareFR_00650F109
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000030547 | SectorIndustrialsFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030547 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030547 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000030547 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030547 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030547 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030547 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030547 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030547 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030549 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030549 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030549 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030549 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030549 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | Bridgebio Pharma, Inc.FR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030549 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030549 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030549 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030549 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030549 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030549 | SectorEnergyFR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | SectorConsumer DiscretionaryFR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030549 | SectorFinancialsFR_77664L207
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030549 | SectorInformation TechnologyFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030549 | SectorHealth CareFR_00650F109
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000030549 | SectorIndustrialsFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000030549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030549 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000030549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030549 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030549 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030549 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030549 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030600 | United States TreasuryFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030600 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030600 | United States TreasuryFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030600 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030600 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030600 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030600 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030600 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030600 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | Government National Mortgage AssociationFR_38378MRL1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030600 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030600 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030600 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030600 | AssetNon-Agency Mortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030600 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030600 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000030600 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000030600 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000030601 | United States TreasuryFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030601 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030601 | United States TreasuryFR_912810RC4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030601 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030601 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030601 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030601 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030601 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030601 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030601 | Government National Mortgage AssociationFR_38378MRL1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030601 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030601 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030601 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030601 | AssetNon-Agency Mortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030601 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030601 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000030601 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000030601 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000112668 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112668 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | iShares JP Morgan USD Emerging Markets Bond ETFFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | United States TreasuryFR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112668 | Federal National Mortgage AssociationFR_3140FXTS1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | SK HYNIX INCFR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Akamai Technologies, Inc.FR_00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | ALIBABA GROUP HOLDINGFR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | United States TreasuryFR_912810RJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | CELLNEX TELECOM SAFR_BK9R2FII3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | GOLD POLE CAPITAL CO LTDFR_ACI2PMVF8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Welltower OP LLCFR_95041AAB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | UBER TECHNOLOGIES INCFR_90353TAM2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112668 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112668 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112668 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000112668 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112668 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | AssetForeign GovernmentFR_91087BBL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000112668 | AssetPreferred StocksFR_71654V101
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112668 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69380RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112668 | AssetConvertible Preferred StocksFR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | AssetAsset-Backed SecuritiesFR_82652TAC9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | AssetInvestment CompaniesFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3140HHSU0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112668 | AssetU.S. Treasury & Government AgenciesFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112668 | AssetCorporate Bonds & NotesFR_68389XDP7
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112668 | AssetShort-Term InvestmentsFR_963UYZ005_3.645437_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000112668 | AssetConvertible BondsFR_ACI2ZY925
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112668 | AssetCommon StocksFR_N90064101
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000030725 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030725 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Coeur Mining, Inc.FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030725 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030725 | SectorCommunication ServicesFR_74874Q100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030725 | SectorUtilitiesFR_18539C204
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030725 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030725 | SectorEnergyFR_56155L108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030725 | SectorInformation TechnologyFR_126501105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030725 | SectorReal EstateFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030725 | SectorConsumer DiscretionaryFR_50187T106
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030725 | SectorHealth CareFR_G1110E107
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030725 | SectorIndustrialsFR_01626W101
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030725 | SectorFinancialsFR_913290102
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000030725 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030725 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000030725 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030725 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030725 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030725 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030726 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030726 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Coeur Mining, Inc.FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030726 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030726 | SectorCommunication ServicesFR_74874Q100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030726 | SectorUtilitiesFR_18539C204
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030726 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030726 | SectorEnergyFR_56155L108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030726 | SectorInformation TechnologyFR_126501105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030726 | SectorReal EstateFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030726 | SectorConsumer DiscretionaryFR_50187T106
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030726 | SectorHealth CareFR_G1110E107
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030726 | SectorIndustrialsFR_01626W101
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030726 | SectorFinancialsFR_913290102
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000030726 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000030726 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030726 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030726 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030726 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030755 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030755 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030755 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030755 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030755 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030755 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030755 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030755 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | United States TreasuryFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030755 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | BROADCOM INCFR_11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | BOEING CO/THEFR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | Mexico BonosFR_ACI0HGZW3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | Canada Government BondsFR_135087T61
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | CSC HOLDINGS LLCFR_126307AS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030755 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030755 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000030755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030755 | AssetConvertible BondsFR_278768AB2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030755 | AssetShort-Term InvestmentsFR_912797TE7_0.010000_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030755 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030755 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030755 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030755 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030755 | AssetCommon StocksFR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000030756 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030756 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030756 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030756 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030756 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030756 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030756 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030756 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030756 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | United States TreasuryFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030756 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | BROADCOM INCFR_11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | BOEING CO/THEFR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | Mexico BonosFR_ACI0HGZW3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | Canada Government BondsFR_135087T61
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | CSC HOLDINGS LLCFR_126307AS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030756 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030756 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000030756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030756 | AssetConvertible BondsFR_278768AB2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030756 | AssetShort-Term InvestmentsFR_912797TE7_0.010000_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030756 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030756 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030756 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030756 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030756 | AssetCommon StocksFR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000030551 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030551 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030551 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030551 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030551 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030551 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030551 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030551 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030551 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030551 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030551 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030551 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030551 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030551 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030551 | SectorConsumer DiscretionaryFR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030551 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000030551 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000030551 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000030551 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030551 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030551 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030552 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030552 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030552 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030552 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030552 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030552 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030552 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030552 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030552 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030552 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030552 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030552 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030552 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030552 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030552 | SectorConsumer DiscretionaryFR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030552 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000030552 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000030552 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000030552 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030552 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030552 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030554 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030554 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030554 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030554 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030554 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030554 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030554 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030554 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030554 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030554 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030554 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030554 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030554 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030554 | SectorConsumer DiscretionaryFR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030554 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000030554 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000030554 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000030554 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030554 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030554 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119619 | SectorU.S. Small Cap EquitiesFR_ADI30KJ10
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119619 | SectorU.S. Large Cap EquitiesFR_ADI2TSML6
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000119619 | SectorU.S. Mid Cap EquitiesFR_ADI30KP62
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000119619 | SectorInternational Developed Market EquitiesFR_ADI2VCBR7
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000119619 | SectorInvestment Grade Fixed IncomeFR_10923P404
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000030615 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030615 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030615 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030615 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030615 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030615 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030615 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | ING Groep NVFR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030615 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030615 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030615 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030615 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030615 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030615 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030615 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030615 | SectorHealth CareFR_688507003
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030615 | SectorIndustrialsFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030615 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030615 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030615 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030615 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030615 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030615 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030615 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030615 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030615 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030615 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030615 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030616 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030616 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030616 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030616 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030616 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030616 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030616 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | ING Groep NVFR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030616 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030616 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030616 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030616 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030616 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030616 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030616 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030616 | SectorHealth CareFR_688507003
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030616 | SectorIndustrialsFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030616 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030616 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030616 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030616 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030616 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030616 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030618 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030618 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030618 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030618 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030618 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030618 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030618 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | ING Groep NVFR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030618 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030618 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030618 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030618 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030618 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030618 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030618 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030618 | SectorHealth CareFR_688507003
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030618 | SectorIndustrialsFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030618 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030618 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030618 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030618 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030618 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030618 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030618 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030618 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030618 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030618 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030618 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030581 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030581 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030581 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030581 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030581 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030581 | Floor & Decor Holdings, Inc.FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030581 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030581 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030581 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030581 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030581 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030581 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030581 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030581 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030581 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030581 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030581 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030581 | SectorInformation TechnologyFR_172573107
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000030581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030581 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000030581 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030582 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030582 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030582 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030582 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030582 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030582 | Floor & Decor Holdings, Inc.FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030582 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030582 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030582 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030582 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030582 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030582 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030582 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030582 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030582 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030582 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030582 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030582 | SectorInformation TechnologyFR_172573107
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000030582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030582 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000030582 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030584 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030584 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030584 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030584 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030584 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030584 | Floor & Decor Holdings, Inc.FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030584 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030584 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030584 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030584 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030584 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030584 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030584 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030584 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030584 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030584 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030584 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030584 | SectorInformation TechnologyFR_172573107
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000030584 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030584 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000030584 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100071 | GeneraliFR_405671009
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Erste Group Bank AGFR_528983901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Manulife Financial Corp.FR_56501R957
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Telefonaktiebolaget LM EricssonFR_595937905
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Mizrahi Tefahot Bank Ltd.FR_691670004
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Heidelberg Materials AGFR_512067901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | UniCredit SpAFR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000100071 | United States TreasuryFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100071 | Japan Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100071 | Asia ex-Japan Equity
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000100071 | Asia Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000100071 | European Equity
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000100071 | European Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000100071 | Americas Equity
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000100071 | Americas Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000100071 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100071 | Global Developed Inflation-Linked
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100071 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100071 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000100071 | International Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000100071 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000100071 | Global Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000030630 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000030630 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030630 | UMBS, TBAFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030630 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030630 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030630 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030630 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030630 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030630 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030630 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030630 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030630 | AssetCorporate Bonds & NotesFR_ACI1X8QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030630 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030630 | AssetShort-Term InvestmentsFR_46699D001_3.930000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030630 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030630 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030630 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000030630 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030631 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000030631 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030631 | UMBS, TBAFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030631 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030631 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030631 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030631 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030631 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030631 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030631 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030631 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030631 | AssetCorporate Bonds & NotesFR_ACI1X8QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030631 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030631 | AssetShort-Term InvestmentsFR_46699D001_3.930000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030631 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030631 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030631 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000030631 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030633 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000030633 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030633 | UMBS, TBAFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030633 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030633 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030633 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030633 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030633 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030633 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030633 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030633 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030633 | AssetCorporate Bonds & NotesFR_ACI1X8QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030633 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030633 | AssetShort-Term InvestmentsFR_46699D001_3.930000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030633 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030633 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030633 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000030633 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030635 | UMBS, TBAFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000030635 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030635 | Government National Mortgage AssociationFR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030635 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030635 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030635 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030635 | Government National Mortgage AssociationFR_3618N5AY5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030635 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030635 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030635 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030635 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030635 | AssetAsset-Backed SecuritiesFR_12668WAC1
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030635 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030635 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030635 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000030635 | AssetCorporate Bonds & NotesFR_ACI2VXTH6
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000030635 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000030636 | UMBS, TBAFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000030636 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030636 | Government National Mortgage AssociationFR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030636 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030636 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030636 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030636 | Government National Mortgage AssociationFR_3618N5AY5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030636 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030636 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030636 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030636 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030636 | AssetAsset-Backed SecuritiesFR_12668WAC1
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030636 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030636 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030636 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000030636 | AssetCorporate Bonds & NotesFR_ACI2VXTH6
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000030636 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000030638 | UMBS, TBAFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000030638 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030638 | Government National Mortgage AssociationFR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030638 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030638 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030638 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030638 | Government National Mortgage AssociationFR_3618N5AY5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030638 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030638 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030638 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030638 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030638 | AssetAsset-Backed SecuritiesFR_12668WAC1
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030638 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030638 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030638 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000030638 | AssetCorporate Bonds & NotesFR_ACI2VXTH6
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000030638 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000112671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112671 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112671 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | WELLS FARGO & COMPANYFR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112671 | JPMORGAN CHASE & COFR_46647PBE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | BANK OF AMERICA CORPFR_06051GKK4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | MORGAN STANLEYFR_61747YEL5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | ORACLE CORPFR_68389XBW4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | GENERAL MOTORS FINL COFR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | UNITEDHEALTH GROUP INCFR_91324PDU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | AT&T INCFR_00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | AMAZON.COM INCFR_023135CW4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | VIRGINIA ELEC & POWER COFR_927804GT5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112671 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112671 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000112671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112671 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112671 | AssetPreferred StocksFR_584332902
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000112671 | AssetInvestment CompaniesFR_464288877
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | AssetCorporate Bonds & NotesFR_126650DU1
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000112671 | AssetCommon StocksFR_680526001
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000210971 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210971 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000210971 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210971 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210971 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210971 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210971 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000210971 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210971 | SectorHealth CareFR_670263904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210971 | SectorConsumer StaplesFR_ACI35BFF0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210971 | SectorEnergyFR_B59SS1906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210971 | SectorIndustrialsFR_643256902
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210971 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210971 | SectorCommunication ServicesFR_B59FPS908
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210971 | SectorConsumer DiscretionaryFR_990AAPFP3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000210971 | SectorInformation TechnologyFR_B1YBT0905
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000210971 | China
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000210971 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210971 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000210971 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000210971 | India
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210971 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210971 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210971 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210971 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210968 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210968 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000210968 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210968 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210968 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210968 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210968 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000210968 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210968 | SectorHealth CareFR_670263904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210968 | SectorConsumer StaplesFR_ACI35BFF0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210968 | SectorEnergyFR_B59SS1906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210968 | SectorIndustrialsFR_643256902
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210968 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210968 | SectorCommunication ServicesFR_B59FPS908
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210968 | SectorConsumer DiscretionaryFR_990AAPFP3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000210968 | SectorInformation TechnologyFR_B1YBT0905
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000210968 | China
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000210968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000210968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000210968 | India
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210968 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030695 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030695 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030695 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030695 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030695 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030695 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030695 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030695 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030695 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030695 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030695 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030695 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030695 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030695 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030695 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030695 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000030696 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030696 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030696 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030696 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030696 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030696 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030696 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030696 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030696 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030696 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030696 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030696 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030696 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030696 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030696 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030696 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030696 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030696 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000030698 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030698 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030698 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030698 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030698 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030698 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030698 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030698 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030698 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030698 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030698 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030698 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030698 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030698 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030698 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030698 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030698 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030698 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000030700 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030700 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030700 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030700 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030700 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030700 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030700 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030700 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030700 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030700 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030700 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030700 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030700 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030700 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030700 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000030700 | SectorHigh Yield Fixed IncomeFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030701 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030701 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030701 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030701 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030701 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030701 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030701 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030701 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030701 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030701 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030701 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030701 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030701 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030701 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030701 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000030701 | SectorHigh Yield Fixed IncomeFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030703 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030703 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030703 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030703 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030703 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030703 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030703 | iShares 20+ Year Treasury Bond ETFFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030703 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030703 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030703 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030703 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030703 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030703 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030703 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030703 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000030703 | SectorHigh Yield Fixed IncomeFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030576 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030576 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030576 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030576 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030576 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030576 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030576 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030576 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030576 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030576 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030576 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030576 | SectorInformation TechnologyFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030576 | SectorHealth CareFR_80105N105
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030576 | SectorIndustrialsFR_911312106
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030576 | SectorFinancialsFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000030576 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030576 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030576 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030576 | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030576 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030576 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030577 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030577 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030577 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030577 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030577 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030577 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030577 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030577 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030577 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030577 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030577 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030577 | SectorInformation TechnologyFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030577 | SectorHealth CareFR_80105N105
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030577 | SectorIndustrialsFR_911312106
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030577 | SectorFinancialsFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000030577 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030577 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030577 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030577 | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030577 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030577 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030579 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030579 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030579 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030579 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030579 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030579 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030579 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030579 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030579 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030579 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030579 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030579 | SectorInformation TechnologyFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030579 | SectorHealth CareFR_80105N105
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030579 | SectorIndustrialsFR_911312106
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030579 | SectorFinancialsFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000030579 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030579 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030579 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030579 | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030579 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030579 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030650 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030650 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Viking Holdings Ltd.FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | Liberty Media Corp.-Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030650 | SectorMaterialsFR_058498106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030650 | SectorConsumer StaplesFR_565394103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030650 | SectorEnergyFR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030650 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030650 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030650 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030650 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030650 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030650 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030650 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030651 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030651 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030651 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Viking Holdings Ltd.FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | Liberty Media Corp.-Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030651 | SectorMaterialsFR_058498106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030651 | SectorConsumer StaplesFR_565394103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030651 | SectorEnergyFR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030651 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030651 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030651 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030651 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030651 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030651 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030651 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030653 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030653 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030653 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Viking Holdings Ltd.FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | Liberty Media Corp.-Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030653 | SectorMaterialsFR_058498106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030653 | SectorConsumer StaplesFR_565394103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030653 | SectorEnergyFR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030653 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030653 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030653 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030653 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030653 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030653 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030653 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154912 | United States TreasuryFR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000154912 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000154912 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000154912 | United States TreasuryFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000154912 | UMBS, TBAFR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154912 | Government National Mortgage AssociationFR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154912 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154912 | CIM TrustFR_12569RAB4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154912 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154912 | JPMORGAN CHASE & COFR_46647PCB0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154912 | AssetForeign GovernmentFR_46514Y8A8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154912 | AssetMunicipalsFR_702334HA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154912 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000154912 | AssetAsset-Backed SecuritiesFR_26250UAQ8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154912 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000154912 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000154912 | AssetU.S. Treasury & Government AgenciesFR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000154912 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000154913 | United States TreasuryFR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000154913 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000154913 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000154913 | United States TreasuryFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000154913 | UMBS, TBAFR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154913 | Government National Mortgage AssociationFR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154913 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154913 | CIM TrustFR_12569RAB4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154913 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154913 | JPMORGAN CHASE & COFR_46647PCB0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154913 | AssetForeign GovernmentFR_46514Y8A8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154913 | AssetMunicipalsFR_702334HA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154913 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000154913 | AssetAsset-Backed SecuritiesFR_26250UAQ8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154913 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000154913 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000154913 | AssetU.S. Treasury & Government AgenciesFR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000154913 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000030586 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030586 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030586 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Lincoln Electric Holdings, Inc.FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030586 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030586 | SectorReal EstateFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030586 | SectorConsumer StaplesFR_039483102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030586 | SectorHealth CareFR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030586 | SectorInformation TechnologyFR_989207105
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030586 | SectorMaterialsFR_960413102
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030586 | SectorConsumer DiscretionaryFR_969904101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030586 | SectorFinancialsFR_30190A104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030586 | SectorIndustrialsFR_85423L103
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030586 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030587 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030587 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030587 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Lincoln Electric Holdings, Inc.FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030587 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030587 | SectorReal EstateFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030587 | SectorConsumer StaplesFR_039483102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030587 | SectorHealth CareFR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030587 | SectorInformation TechnologyFR_989207105
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030587 | SectorMaterialsFR_960413102
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030587 | SectorConsumer DiscretionaryFR_969904101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030587 | SectorFinancialsFR_30190A104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030587 | SectorIndustrialsFR_85423L103
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030587 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030587 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030589 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030589 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030589 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Lincoln Electric Holdings, Inc.FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030589 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030589 | SectorReal EstateFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030589 | SectorConsumer StaplesFR_039483102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030589 | SectorHealth CareFR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030589 | SectorInformation TechnologyFR_989207105
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030589 | SectorMaterialsFR_960413102
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030589 | SectorConsumer DiscretionaryFR_969904101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030589 | SectorFinancialsFR_30190A104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030589 | SectorIndustrialsFR_85423L103
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030589 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030589 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100091 | Government National Mortgage AssociationFR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100091 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000100091 | United States TreasuryFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000100091 | FANNIE MAEFR_3136F7NM5
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000100091 | RFC Principal STRIPSFR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000100091 | Federal Farm Credit BanksFR_3133EMR46
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000100091 | Government National Mortgage AssociationFR_36179XVT0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100091 | Government National Mortgage AssociationFR_38376PLJ7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100091 | Freddie MacFR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100091 | Freddie MacFR_3137ADSL2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100091 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100091 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36830FAS5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100091 | AssetForeign GovernmentFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000100091 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38377YTR1
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000100091 | AssetU.S. Treasury & Government AgenciesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	52.40%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%
[7]	Amount rounds to less than 0.1%
[8]	Amount rounds to less than 0.1%
[9]	Amount rounds to less than 0.1%
[10]	Amount rounds to less than 0.1%